Discontinued Operations And Other Disposition (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2011	Jan. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2008	Dec. 31, 2013 Florida [Member]	Sep. 30, 2012 Florida [Member]	Dec. 31, 2013 Florida [Member] item	Mar. 31, 2013 Florida sale subject to regulatory review [Member]	Jan. 02, 2012 Maine [Member]	Jul. 31, 2011 Maine [Member]	Dec. 31, 2011 Maine [Member]	May 30, 2012 New York [Member]	Jul. 31, 2011 New York [Member]	Dec. 31, 2012 New York [Member]	Dec. 31, 2011 New York [Member]	May 31, 2011 Missouri [Member]	Jul. 02, 2013 Indiana [Member]	Feb. 29, 2008 Indiana [Member]
Discontinued Operations And Other Dispositions [Line Items]
Number of customers									38,000				16,000			51,000
Percentage of customers served											8.00%
Sale transactions										5
Liabilities assumed by the purchaser for the sale of regulated water operations													$ 17,364			$ 23,000
Proceeds from sale of regulated water operations	3,400							88,934				36,870			36,688
Gain (loss) on sale	1,025	2,692	2,452					21,178				17,699					(2,736)
Gain (loss) on sale, after tax	615	1,615	1,471					13,766				10,821					(1,874)
Deferred Income Tax Expense (Benefit), Total				26,742	77,563	72,110								4,008				3,245
Proceeds on sale of water and wastewater utility system		4,106	3,118																3,225
Percentage of utility system that assets represent	0.04%	0.03%	0.01%																0.07%
Initial valuation payment																					16,911
Remaining payment for Northern and Southern assets																				50,100
Total payment for Northern and Southern Indiana Assets																				$ 67,011
Percentage of utility system that has been relinquished							0.40%